NATIONS FUND TRUST
                               NATIONS FUND, INC.
                          NATIONS FUND PORTFOLIOS, INC.
                          NATIONS LIFEGOAL FUNDS, INC.
                     INVESTOR A, INVESTOR C AND DAILY SHARES
                         SUPPLEMENT DATED JUNE 14, 1999
              TO PROSPECTUSES DATED AUGUST 1, 1998, AS SUPPLEMENTED

                         NATIONS INSTITUTIONAL RESERVES
                                  DAILY SHARES
                         SUPPLEMENT DATED JUNE 14, 1999
                     TO PROSPECTUSES DATED JANUARY 25, 1999
                                AND MAY 21, 1999

         The combined prospectus for the Investor A Shares of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund is hereby supplemented by adding the following paragraph under the section entitled "HOW TO EXCHANGE SHARES" after the first paragraph of that section:

         Shareholders who acquired Investor A shares of any of the managed index funds through a conversion of Investor C Shares initially purchased through 401(k) plans may, in addition to the exchange features described above, exchange their shares for Investor C Shares of any non-money market Fund or Daily Shares of any money market fund of Nations Funds.

         The combined prospectuses for the Investor C Shares of the non-money market Funds are hereby supplemented by adding the following paragraph under the section entitled "HOW TO EXCHANGE SHARES - INVESTOR C SHARES" after the first paragraph of that section:

         Investor C Shares of a non-money market Fund that were originally obtained in an exchange of Investor A Shares of a managed index fund for Investor C Shares of a non-money market Fund may be exchanged for Investor A Shares of a managed index fund.

         The combined prospectuses for the Daily Shares of the money market Funds are hereby supplemented by adding the following paragraph under the section entitled "HOW TO EXCHANGE SHARES" after the first paragraph of that section:

         Daily Shares of a money market fund that were originally obtained in an exchange of Investor A Shares of a managed index fund for Daily Shares of a money market fund may be exchanged for Investor A Shares of a managed index fund.

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                          NATIONS FUND PORTFOLIOS, INC.
                          NATIONS LIFEGOAL FUNDS, INC.
                       (COLLECTIVELY, THE "NATIONS FUNDS")
                         SUPPLEMENT DATED JUNE 14, 1999
               TO PROSPECTUS DATED AUGUST 1, 1998, AS SUPPLEMENTED

A.   The prospectuses for each of the Nations Funds are hereby supplemented by:

     1. Deleting the paragraph regarding advisory fees under the section entitled "HOW THE FUNDS ARE MANAGED," and inserting in its place the following paragraph and also by replacing all references to contractual advisory fees with the following information as appropriate (for Funds not named below there are no changes to advisory fee levels):

                  For the services provided and expenses assumed pursuant to various investment advisory agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of average daily net assets of the each Fund indicated below:


                  EQUITY FUNDS
                  ------------------------------------------------------------------------------------------
                  Nations Balanced Assets Fund                             .65%
                  ------------------------------------------------------------------------------------------
                  Nations Capital Growth Fund                              .65%
                  ------------------------------------------------------------------------------------------
                  Nations Disciplined Equity Fund                          .65%
                  ------------------------------------------------------------------------------------------
                  Nations Emerging Growth Fund                             .65%
                  ------------------------------------------------------------------------------------------
                  Nations Equity Income Fund                               .65% of the first $100 million;
                                                                           plus .60% in excess of $100
                                                                           million and up to $250 million;
                                                                           plus .50% in excess of $250
                                                                           million
                  ------------------------------------------------------------------------------------------
                  Nations Equity Index Fund                                .40%
                  ------------------------------------------------------------------------------------------
                  Nations Marsico Focused Equities Fund                    .75%
                  ------------------------------------------------------------------------------------------
                  Nations Marsico Growth & Income Fund                     .75%
                  ------------------------------------------------------------------------------------------
                  Nations Small Company Growth Fund                        .90%
                  ------------------------------------------------------------------------------------------
                  Nations Strategic Equity Fund                            .65%
                  ------------------------------------------------------------------------------------------
                  Nations Value Fund                                       .65%
                  ------------------------------------------------------------------------------------------


                  INTERNATIONAL FUNDS
                  ------------------------------------------------------------------------------------------
                  Nations Emerging Markets Fund                            1.00%
                  ------------------------------------------------------------------------------------------
                  Nations International Equity Fund                        .80%
                  ------------------------------------------------------------------------------------------
                  Nations International Growth Fund                        .80%
                  ------------------------------------------------------------------------------------------
                  Nations International Value Fund                         .90%
                  ------------------------------------------------------------------------------------------
                  MANAGED INDEX FUNDS
                  ------------------------------------------------------------------------------------------
                  Nations Managed Index Fund                               .40%
                  ------------------------------------------------------------------------------------------
                  Nations Managed SmallCap Index Fund                      .40%
                  ------------------------------------------------------------------------------------------
                  Nations Managed SmallCap Value Index Fund                .40%
                  ------------------------------------------------------------------------------------------
                  Nations Managed Value Index Fund                         .40%
                  ------------------------------------------------------------------------------------------
                  GOVERNMENT AND CORPORATE BOND FUNDS
                  ------------------------------------------------------------------------------------------
                  Nations Diversified Income Fund                          .50%
                  ------------------------------------------------------------------------------------------
                  Nations Government Securities Fund                       .50% of the first $100 million;
                                                                           plus .45% in excess of $100
                                                                           million and up to $250 million;
                                                                           plus .40% in excess of $250
                                                                           million
                  ------------------------------------------------------------------------------------------
                  Nations Short-Intermediate Government Fund               .30%
                  ------------------------------------------------------------------------------------------
                  Nations Short-Term Income Fund                           .30%
                  ------------------------------------------------------------------------------------------
                  Nations Strategic Fixed Income Fund                      .40%
                  ------------------------------------------------------------------------------------------
                  Nations U.S. Government Bond Fund                        .50%
                  ------------------------------------------------------------------------------------------
                  MUNICIPAL BOND FUNDS
                  ------------------------------------------------------------------------------------------
                  Nations Florida Intermediate Municipal Bond Fund         .40%
                  ------------------------------------------------------------------------------------------
                  Nations Florida Municipal Bond Fund                      .50%
                  ------------------------------------------------------------------------------------------
                  Nations Georgia Intermediate Municipal Bond Fund         .40%
                  ------------------------------------------------------------------------------------------
                  Nations Georgia Municipal Bond Fund                      .50%
                  ------------------------------------------------------------------------------------------
                  Nations Intermediate Municipal Bond Fund                 .40%
                  ------------------------------------------------------------------------------------------
                  Nations Maryland Intermediate Municipal Bond Fund        .40%
                  ------------------------------------------------------------------------------------------
                  Nations Maryland Municipal Bond Fund                     .50%
                  ------------------------------------------------------------------------------------------
                  Nations Municipal Income Fund                            .50%
                  ------------------------------------------------------------------------------------------
                  Nations North Carolina Intermediate Municipal Bond Fund  .40%
                  ------------------------------------------------------------------------------------------
                  Nations North Carolina Municipal Bond Fund               .50%
                  ------------------------------------------------------------------------------------------
                  Nations Short-Term Municipal Income Fund                 .30%
                  ------------------------------------------------------------------------------------------
                  Nations South Carolina Intermediate Municipal Bond Fund  .40%
                  ------------------------------------------------------------------------------------------

                  Nations South Carolina Municipal Bond Fund               .50%
                  ------------------------------------------------------------------------------------------
                  Nations Tennessee Intermediate Municipal Bond Fund       .40%
                  ------------------------------------------------------------------------------------------
                  Nations Tennessee Municipal Bond Fund                    .50%
                  ------------------------------------------------------------------------------------------
                  Nations Texas Intermediate Municipal Bond Fund           .40%
                  ------------------------------------------------------------------------------------------
                  Nations Texas Municipal Bond Fund                        .50%
                  ------------------------------------------------------------------------------------------
                  Nations Virginia Intermediate Municipal Bond Fund        .40%
                  ------------------------------------------------------------------------------------------
                  Nations Virginia Municipal Bond Fund                     .50%
                  ------------------------------------------------------------------------------------------

     2. Deleting the paragraph regarding administration arrangements and fees under the section entitled "HOW THE FUNDS ARE MANAGED -- OTHER SERVICE PROVIDERS," and inserting in its place the following paragraph:

                  Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as co-administrator of the Funds. NBAI also serves as co-administrator of the Funds with Stephens. Under the co-administration arrangements, Stephens and NBAI provide various administrative, accounting and corporate secretarial services to the Funds. Stephens and NBAI shall be entitled to receive a combined fee at the indicated annual rate of the following Funds' average daily net assets: money market Funds
                  - .10%, fixed income Funds -- .22%, international Funds -- .22%, domestic equity Funds -- .23%, as well as certain out-of-pocket expenses.

B. The prospectuses for each non-money market Fund of the Nations Funds (except Nations Equity Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund) hereby are supplemented by inserting an additional paragraph under the section entitled "INVESTOR A SHARES -- CHARGES AND FEATURES -- INVESTOR A SHARES PURCHASES OF SHARES AT NET ASSET VALUE," as follows:

                o Banks, trust companies and thrift institutions acting as fiduciary may purchase Investor A Shares of the Funds at net asset value, provided that appropriate notification of such status is given at the time of investment.

C. The combined prospectuses for the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund, Nations International Equity Fund, Nations International Value Fund, and Nations Emerging Markets Fund are hereby supplemented by:

     1. Adding the following paragraph at the end of the section entitled "ORGANIZATION AND HISTORY--NATIONS FUND TRUST":

                  The Board of Trustees of Nations Fund Trust approved an Agreement and Plan of Reorganization (the "Plan") under which Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, both series of Nations Fund Trust, will each be reorganized with and into a "Shell Fund" of Nations Institutional Reserves with the same name and investment objective and with substantially similar investment policies as Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. The Shell Funds have been established as series of Nations Institutional Reserves for the purpose of acquiring the assets and liabilities of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. The Shell Funds will use a master-feeder arrangement, which means they will invest all of their investable assets in a master portfolio that will, in turn, invest in portfolio securities. If this Plan is approved by shareholders of the respective Funds at a special meeting scheduled for August 13, 1999, and the reorganization is completed, shareholders of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund will become shareholders of the corresponding Shell Funds. The reorganizations are expected to occur in late August 1999.

     2. Adding the following paragraph at the end of the section entitled "ORGANIZATION AND HISTORY--NATIONS FUND, INC.":

                  The Board of Directors of Nations Fund, Inc. approved an Agreement and Plan of Reorganization (the "Plan") under which Nations International Equity Fund and Nations International Value Fund, both series of Nations Fund, Inc., will each be reorganized with and into a "Shell Fund" of Nations Institutional Reserves with the same name and investment objective and with substantially similar investment policies as the corresponding series of Nations Fund, Inc. The Shell Funds have been established as series of Nations Institutional Reserves for the purpose of acquiring the assets and liabilities of Nations International Equity Fund, Nations International Value Fund. Nations International Equity Fund will use a master-feeder arrangement, which means it will invest all of its investable assets in a master portfolio that will, in turn, invest in portfolio securities. If this Plan is approved by shareholders of the respective Funds at a special meeting scheduled for August 13, 1999, and the reorganization is completed, shareholders of Nations International Equity Fund, and Nations International Value Fund will become shareholders of the corresponding Shell Funds The reorganizations are expected to occur in late August 1999.

     3. Adding the following paragraph at the end of the section entitled "ORGANIZATION AND HISTORY--NATIONS PORTFOLIOS":

                  The Board of Directors of Nations Portfolios approved an Agreement and Plan of Reorganization (the "Plan") under which Nations Emerging Markets Fund will be reorganized with and into a "Shell Fund" of Nations Institutional Reserves with the same name and investment objective and with substantially similar investment policies as Nations Emerging Markets Fund. This Shell Fund has been established as a series of Nations Institutional Reserves for the purpose of acquiring the assets and liabilities of Nations Emerging Markets Fund. If this Plan is approved by shareholders of Nations Emerging Markets Fund at a special meeting scheduled for August 13, 1999, and the reorganization is completed, shareholders of Nations Emerging Markets Fund will become shareholders of the corresponding Shell Fund. The reorganization is expected to occur in late August 1999.

D. The combined prospectuses for the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations International Equity Fund are hereby supplemented by adding the following as the third paragraph in the section entitled "HOW OBJECTIVES ARE PURSUED -- NATIONS INTERNATIONAL EQUITY FUND":

                  The Fund is managed by three co-investment sub-advisers, each with a distinct yet complimentary investment style. Gartmore combines "top down," regional allocation with a stock selection process focusing on unexpected growth. INVESCO focuses exclusively on stock selection ("bottom up"), seeking sustainable growth company investments. Putnam is a "core" manager, with little or no bias towards growth or value investing, that combines stock selection ("bottom up") and country allocation ("top down").

In addition, all references to Gartmore Global Partners as the investment sub-adviser to Nations International Equity Fund should be replaced with the following information as appropriate:

                 Gartmore Global Partners ("Gartmore") is co-investment sub-adviser to Nations International Equity Fund along with INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") and Putnam Investment Management, Inc. ("Putnam").

                 INVESCO has its principal offices located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. INVESCO is a division of INVESCO Global, a publicly traded investment management firm located in London, England, and a wholly-owned subsidiary of AMVESCAP PLC, a publicly traded UK financial holding company also located in London, England.

                 Putnam has its principal offices located at One Post Office Square, Boston, Massachusetts 02109. Putnam is a wholly-owned subsidiary of

         Putnam Investments, Inc., which, except for shares held by employees, is owned by Marsh & McLennan Companies.

                 Pursuant to a co-investment sub-advisory agreement, NBAI will pay sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of the average daily net assets of Nations International Equity Fund that are managed by Gartmore. Pursuant to co-investment sub-advisory agreements, NBAI will pay sub-advisory fees, computed daily and paid monthly, at the annual rate of .65% of the first $60 million of Nations International Equity Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $60 million and up to $190 million, plus .45% of the Fund's average daily net assets in excess of $190 million and up to $390 million, plus .40% of the Fund's average daily net assets in excess of $390 million, that are managed by INVESCO and Putnam, respectively. It is expected that each of Gartmore, INVESCO and Putnam will provide sub-advisory services to approximately one-third of the assets of Nations International Equity Fund, although at any given time it is likely that the actual percentage of the Fund's assets managed by each investment sub-adviser will be more or less than one-third.

                 From time to time, Gartmore, INVESCO and/or Putnam may waive or reimburse advisory fees and/or expenses payable by Nations Intermediate Equity Fund.

                 The portfolio managers identified in the prospectuses are responsible for the day-to-day management of the assets of Nations International Equity Fund under Gartmore's management.

                 INVESCO's International Equity Portfolio Management Team is responsible for the day-to-day management of the assets of Nations International Equity Fund under its management.

                 Putnam's Core International Equity Group is responsible for the day-to-day management of the assets of Nations International Fund under its management.

E. The combined prospectuses for Nations Intermediate Bond Fund hereby are supplemented by amending the first sentence under the sections entitled "Prospectus Summary -- Dividends and Distributions" and "How Dividends And Distributions Are Made; Tax Information -- Dividends and Distributions" to indicate the following:

                  Dividends from net investment income are declared and paid monthly by Nations Intermediate Bond Fund.